Item 1. Schedule of Investments:
--------------------------------
INTERNATIONAL GROWTH & INCOME FUND

QUARTERLY PORTFOLIO HOLDINGS

3-31-05



International Growth & Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (98.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Aerospace and Defense (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        150,301  European Aeronautic Defense and Space Co. (Netherlands)                                              $4,503,990

Airlines (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         98,200  Deutsche Lufthansa AG (Germany)                                                                       1,419,033
      1,218,063  Iberia Lineas Aereas de Espana SA (Spain)                                                             4,083,812
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,502,845

Automotive (4.8%)
--------------------------------------------------------------------------------------------------------------------------------
         56,900  Bayerische Motoren Werke (BMW) AG (Germany)                                                           2,587,215
         32,160  Hyundai Motor Co. (South Korea)                                                                       1,741,974
        681,000  Nissan Motor Co., Ltd. (Japan)                                                                        6,998,494
         88,360  Peugeot SA (France)                                                                                   5,628,664
         82,833  Renault SA (France)                                                                                   7,416,498
        253,100  Toyota Motor Corp. (Japan)                                                                            9,443,323
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      33,816,168

Banking (21.1%)
--------------------------------------------------------------------------------------------------------------------------------
        368,536  ABN AMRO Holdings NV (Netherlands)                                                                    9,166,386
        520,982  Allied Irish Banks PLC (Ireland)                                                                     10,933,810
         45,100  Banco Itau SA ADR (Brazil)                                                                            3,659,865
        305,901  Bank of Ireland (Ireland)                                                                             4,829,848
      1,781,278  Barclays PLC (United Kingdom)                                                                        18,207,607
        226,579  BNP Paribas SA (France)                                                                              16,091,114
        124,400  Canadian Imperial Bank of Commerce (Canada)                                                           7,544,630
        226,700  Danske Bank A/S (Denmark)                                                                             6,595,635
        684,000  DBS Group Holdings, Ltd. (Singapore)                                                                  6,180,848
        179,000  Foreningssparbanken AB (Sweden)                                                                       4,245,441
        323,458  HBOS PLC (United Kingdom)                                                                             5,041,918
      1,100,446  HSBC Holdings PLC (London Exchange) (United Kingdom)                                                 17,402,759
        635,000  Joyo Bank, Ltd. (The) (Japan)                                                                         3,426,174
         31,345  National Bank of Greece SA (Greece)                                                                   1,063,127
        696,500  Nordea AB (Sweden)                                                                                    7,072,623
        622,766  Royal Bank of Scotland Group PLC (United Kingdom)                                                    19,814,855
         48,510  Societe Generale (France)                                                                             5,052,555
         50,500  Unibanco-Uniao de Bancos Brasileiros SA GDR (Brazil)                                                  1,736,190
        123,500  Wing Hang Bank, Ltd. (Hong Kong)                                                                        752,170
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     148,817,555

Basic Materials (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        159,221  Compagnie de Saint Gobain (France)                                                                    9,724,661

Beverage (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         99,677  Diageo PLC (United Kingdom)                                                                           1,404,940
         80,723  Interbrew SA (Belgium)                                                                                2,833,337
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,238,277

Building Materials (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
      1,519,791  Adelaide Brighton, Ltd. (Australia)                                                                   1,986,180

Chemicals (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
        143,200  BASF AG (Germany)                                                                                    10,169,731
        312,000  Kaneka Corp. (Japan)                                                                                  3,454,348
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,624,079

Communications Equipment (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
      3,352,855  Telefonaktiebolaget LM Ericsson AB Class B (Sweden)                                                   9,475,915

Computers (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        855,000  Hitachi, Ltd. (Japan)                                                                                 5,324,762
         60,500  Tele2 AB Class B (Sweden)                                                                             2,006,299
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,331,061

Conglomerates (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        570,500  Swire Pacific, Ltd. (Hong Kong)                                                                       4,516,980
        112,600  TUI AG (Germany)                                                                                      2,973,298
        118,069  Vivendi Universal SA (France)                                                                         3,625,567
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,115,845

Consumer Finance (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         43,240  Acom Co., Ltd. (Japan)                                                                                2,931,457

Consumer Goods (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        111,900  Reckitt Benckiser PLC (United Kingdom)                                                                3,556,149

Electric Utilities (3.4%)
--------------------------------------------------------------------------------------------------------------------------------
        180,246  E.On AG (Germany)                                                                                    15,482,582
        229,288  Iberdrola SA (Spain)                                                                                  6,012,828
        280,695  Scottish Power PLC (United Kingdom)                                                                   2,169,112
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      23,664,522

Electrical Equipment (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
        565,000  Brother Industries, Ltd. (Japan)                                                                      5,441,837
         47,900  Siemens AG (Germany)                                                                                  3,788,917
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,230,754

Electronics (3.9%)
--------------------------------------------------------------------------------------------------------------------------------
         27,900  FUNAI Electric Co., Ltd. (Japan)                                                                      3,449,018
        373,950  Koninklijke (Royal) Philips Electronics NV (Netherlands)                                             10,326,396
         65,295  Micronas Semiconductor Holding AG (Switzerland) (NON)                                                 2,734,324
        241,600  Omron Corp. (Japan)                                                                                   5,286,553
      3,406,863  Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)                                                 5,576,501
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      27,372,792

Energy (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        494,632  John Wood Group PLC (United Kingdom)                                                                  1,415,855

Engineering & Construction (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        218,610  LG Engineering & Construction, Ltd. (South Korea)                                                     6,028,245
        294,200  Skanska AB Class B (Sweden)                                                                           3,572,417
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,600,662

Financial (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         83,100  Sanyo Shinpan Finance Co., Ltd. (Japan)                                                               5,657,079

Food (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        265,000  Toyo Suisan Kaisha, Ltd. (Japan)                                                                      4,150,692

Forest Products and Packaging (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         25,400  Hankuk Paper Manufacturing Co., Ltd. (South Korea)                                                      853,004

Insurance (8.9%)
--------------------------------------------------------------------------------------------------------------------------------
         96,100  ACE, Ltd. (Bermuda)                                                                                   3,966,047
         22,702  AGF (Assurances Generales de France) (France)                                                         1,787,776
         49,000  Allianz AG (Germany)                                                                                  6,238,289
        333,013  Axa SA (France)                                                                                       8,893,021
         53,243  Hannover Rueckversicherungs AG (Germany)                                                              2,113,732
        434,107  ING Groep NV (Netherlands)                                                                           13,144,044
        138,951  Swiss Re (Switzerland)                                                                                9,987,540
         39,000  XL Capital, Ltd. Class A (Bermuda)                                                                    2,822,430
         76,573  Zurich Financial Services AG (Switzerland)                                                           13,488,312
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      62,441,191

Investment Banking/Brokerage (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
        327,833  Credit Suisse Group (Switzerland)                                                                    14,127,412
         50,968  UBS AG (Switzerland)                                                                                  4,320,047
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      18,447,459

Leisure (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        291,700  Yamaha Motor Co., Ltd. (Japan)                                                                        5,005,325

Lodging/Tourism (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        891,513  Hilton Group PLC (United Kingdom)                                                                     5,070,118

Machinery (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        723,000  Kubota Corp. (Japan)                                                                                  3,867,178

Manufacturing (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        152,100  SKF AB Class B (Sweden)                                                                               7,139,273

Metals (2.9%)
--------------------------------------------------------------------------------------------------------------------------------
        714,015  BHP Billiton PLC (United Kingdom)                                                                     9,591,816
        126,300  Dofasco, Inc. (Canada)                                                                                3,722,383
        108,300  JFE Holdings, Inc. (Japan)                                                                            3,028,025
        133,114  Rio Tinto PLC (United Kingdom)                                                                        4,303,261
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      20,645,485

Natural Gas Utilities (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
      1,410,000  Tokyo Gas Co., Ltd. (Japan)                                                                           5,695,904

Oil & Gas (7.4%)
--------------------------------------------------------------------------------------------------------------------------------
        984,862  BP PLC (United Kingdom)                                                                              10,206,478
         91,700  Canadian Natural Resources, Ltd. (Canada)                                                             5,182,384
        235,850  ENI SpA (Italy)                                                                                       6,154,260
         53,620  Norsk Hydro ASA (Norway)                                                                              4,442,778
        134,400  Petroleo Brasileiro SA ADR (Brazil)                                                                   5,937,792
      1,253,875  Shell Transport & Trading Co. PLC (United Kingdom)                                                   11,253,089
         15,528  Total SA (France)                                                                                     3,642,244
        288,500  Vostok Nafta Investment, Ltd. (Sweden) (NON)                                                          5,326,507
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      52,145,532

Pharmaceuticals (5.2%)
--------------------------------------------------------------------------------------------------------------------------------
        119,900  Astellas Pharmaceutical Co., Ltd. (Japan)                                                             4,069,918
         45,197  Novartis AG (Switzerland)                                                                             2,116,476
         87,332  Roche Holding AG (Switzerland)                                                                        9,395,739
        316,900  Sankyo Co., Ltd. (Japan)                                                                              6,697,157
        296,100  Santen Pharmaceutical Co., Ltd. (Japan)                                                               6,368,337
        239,000  Taisho Pharmaceutical Co., Ltd. (Japan)                                                               5,095,568
        294,000  Tanabe Seiyaku Co., Ltd. (Japan)                                                                      2,936,151
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      36,679,346

Publishing (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        465,000  Dai Nippon Printing Co., Ltd. (Japan)                                                                 7,605,059

Railroads (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
            311  East Japan Railway Co. (Japan)                                                                        1,675,108

Retail (3.5%)
--------------------------------------------------------------------------------------------------------------------------------
         33,200  Adidas-Salomon AG (Germany)                                                                           5,287,655
      1,678,353  Dixons Group PLC (United Kingdom)                                                                     4,843,825
        396,241  GUS PLC (United Kingdom)                                                                              6,820,272
        498,000  Onward Kashiyama Co., Ltd. (Japan)                                                                    7,371,741
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      24,323,493

Shipping (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        798,000  ComfortDelgro Corp., Ltd. (Singapore)                                                                   808,212
        434,000  Mitsui O.S.K Lines, Ltd. (Japan)                                                                      2,796,203
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,604,415

Technology Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        123,100  Canon, Inc. (Japan)                                                                                   6,618,898
         90,000  Canon Sales Co., Inc. (Japan)                                                                         1,506,452
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,125,350

Telecommunications (9.1%)
--------------------------------------------------------------------------------------------------------------------------------
      7,148,000  China Telecom Corp., Ltd. (China)                                                                     2,497,506
        295,700  Deutsche Telekom AG (Germany)                                                                         5,921,480
         75,530  France Telecom SA (France)                                                                            2,267,294
        223,352  France Telecom SA 144A (France)                                                                       6,704,681
        285,230  Hellenic Telecommunication Organization (OTE) SA (Greece)                                             5,048,340
             84  Jupiter Telecommunications Co. 144A (Japan) (NON)                                                        67,159
            881  Nippon Telegraph & Telephone (NTT) Corp. (Japan)                                                      3,863,746
          2,206  NTT DoCoMo, Inc. (Japan)                                                                              3,713,110
         79,600  TDC A/S (Denmark)                                                                                     3,364,466
        348,895  Tele Norte Leste Participacoes SA ADR (Brazil)                                                        5,397,406
        824,541  Telecom Italia SpA (Italy)                                                                            3,134,111
        316,931  Telefonica SA (Spain)                                                                                 5,535,289
         91,000  Telus Corp. (Canada)                                                                                  2,925,752
      5,248,163  Vodafone Group PLC (United Kingdom)                                                                  13,931,810
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      64,372,150

Telephone (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        473,584  Koninklijke (Royal) KPN NV (Netherlands)                                                              4,246,415
        290,570  Koninklijke (Royal) KPN NV 144A (Netherlands)                                                         2,605,410
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,851,825

Tobacco (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
            742  Japan Tobacco, Inc. (Japan)                                                                           8,256,780

Transportation Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
          4,650  Societe des Autoroutes du Nord et de l'Est de la France 144A (France) (NON)                             238,081
        217,029  TNT NV (Netherlands)                                                                                  6,190,541
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,428,622

Water Utilities (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        108,553  Veolia Environnement (France)                                                                         3,859,526
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $590,891,681)                                                           $690,808,681
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (1.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $11,235,003  Putnam Prime Money Market Fund (d)                                                                  $11,235,003
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $11,235,003)                                                    $11,235,003
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $602,126,684) (b)                                                          $702,043,684
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $703,937,383.

(b) The aggregate identified cost on a tax basis is $604,210,947, resulting in gross unrealized appreciation and depreciation of $109,154,415 and $11,321,678, respectively, or net unrealized appreciation of $97,832,737.

(NON) Non-income-producing security.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended March 31, 2005, management fees paid were reduced by $6,858 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $101,190 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $116,392,412 and $107,787,742, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2005: (as a percentage of Market Value)

Bermuda                             1.0%
Brazil                              2.4
Canada                              2.8
Denmark                             1.4
France                             10.6
Germany                             8.0
Greece                              0.9
Hong Kong                           0.7
Ireland                             2.2
Italy                               1.3
Japan                              20.1
Netherlands                         7.1
Norway                              0.6
Singapore                           1.0
South Korea                         1.2
Spain                               2.2
Sweden                              5.5
Switzerland                         8.0
Taiwan                              0.8
United Kingdom                     19.2
United States                       1.6
Other                               1.4

Total                             100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: May 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: May 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: May 27, 2005



Item 1. Schedule of Investments:
--------------------------------
PUTNAM SMALL CAP GROWTH FUND

QUARTERLY PORTFOLIO HOLDINGS

3-31-05



Putnam Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (99.3%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Advertising and Marketing Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         94,700  aQuantive, Inc. (NON)                                                                                $1,048,329
         34,100  Greenfield Online, Inc. (NON)                                                                           670,065
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,718,394

Aerospace and Defense (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
         76,400  Applied Signal Technology, Inc.                                                                       1,749,560
         44,700  Argon ST, Inc. (NON)                                                                                  1,475,100
         33,600  Hexcel Corp. (NON)                                                                                      521,136
         83,500  Innovative Solutions & Support, Inc. (NON)                                                            2,651,125
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,396,921

Automotive (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
         27,500  Autoliv, Inc. (Sweden)                                                                                1,310,375
         23,200  Oshkosh Truck Corp.                                                                                   1,902,168
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,212,543

Banking (4.5%)
--------------------------------------------------------------------------------------------------------------------------------
         34,900  Bank of the Ozarks, Inc.                                                                              1,108,075
         50,000  Brookline Bancorp, Inc.                                                                                 745,000
         51,800  Capitol Bancorp, Ltd.                                                                                 1,566,950
         22,600  Cascade Bancorp                                                                                         438,666
         24,100  Center Financial Corp.                                                                                  424,883
         27,800  City Holding Co.                                                                                        821,073
         20,000  Community Bancorp (NON)                                                                                 503,800
         48,100  Financial Institutions, Inc.                                                                            952,861
         10,500  First Community Bancorp                                                                                 465,150
         34,300  First Community Bancshares Inc.                                                                         962,801
         43,500  First Niagara Financial Group, Inc.                                                                     574,635
         41,900  Flagstar Bancorp, Inc.                                                                                  819,145
         34,500  Hanmi Financial Corp.                                                                                   570,975
         30,100  Old Second Bancorp, Inc.                                                                                908,268
         21,800  Placer Sierra Bancshares                                                                                500,746
         18,200  Signature Bank (NON)                                                                                    482,482
         15,000  Sterling Financial Corp.                                                                                390,300
         12,300  Texas Regional Bancshares, Inc.                                                                         370,353
         55,600  Trico Bancshares                                                                                      1,164,820
         38,300  West Coast Bancorp                                                                                      911,540
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      14,682,523

Biotechnology (4.1%)
--------------------------------------------------------------------------------------------------------------------------------
         68,100  Amylin Pharmaceuticals, Inc. (NON)                                                                    1,191,069
         76,800  Cell Therapeutics, Inc. (NON)                                                                           275,712
         96,900  Connetics Corp. (NON)                                                                                 2,450,601
         21,800  Genencor International, Inc. (NON)                                                                      419,214
         60,800  Medicines Co. (NON)                                                                                   1,377,728
         36,200  MGI Pharma, Inc. (NON)                                                                                  914,774
         31,000  Molecular Devices Corp. (NON)                                                                           589,000
         46,500  Neurochem, Inc. (Canada) (NON)                                                                          553,815
         14,100  Neurocrine Biosciences, Inc. (NON)                                                                      536,646
         19,700  NPS Pharmaceuticals, Inc. (NON)                                                                         248,614
         59,700  Onyx Pharmaceuticals, Inc. (NON)                                                                      1,871,595
         68,900  Orchid BioSciences, Inc. (NON)                                                                          810,264
          9,703  OSI Pharmaceuticals, Inc. (NON)                                                                         401,122
        107,700  Telik, Inc. (NON)                                                                                     1,624,116
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,264,270

Chemicals (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
          8,600  Aceto Corp.                                                                                              63,812
         28,000  Amcol International Corp.                                                                               525,280
         24,900  Brady Corp. Class A                                                                                     805,515
         12,100  CARBO Ceramics, Inc.                                                                                    848,815
         33,600  MacDermid, Inc.                                                                                       1,092,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,335,422

Coal (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         27,155  CONSOL Energy, Inc.                                                                                   1,276,828

Commercial and Consumer Services (4.8%)
--------------------------------------------------------------------------------------------------------------------------------
         33,800  Bright Horizons Family Solutions, Inc. (NON)                                                          1,140,412
         26,000  Charles River Associates, Inc. (NON)                                                                  1,283,100
         34,100  Consolidated Graphics, Inc. (NON)                                                                     1,793,660
         21,200  CoStar Group, Inc. (NON)                                                                                781,220
         18,900  G & K Services, Inc. Class A                                                                            761,481
        118,000  HealthExtras, Inc. (NON)                                                                              1,964,700
         39,000  HUB Group, Inc. Class A (NON)                                                                         2,444,130
        109,091  InteliData Technologies Corp. (Private) (NON) (F)                                                        31,636
         35,300  Intersections, Inc. (NON)                                                                               513,615
         16,600  Navigant Consulting, Inc. (NON)                                                                         452,018
         65,900  PDI, Inc. (NON)                                                                                       1,350,950
         50,000  Providence Service Corp. (The) (NON)                                                                  1,162,740
         44,500  TeleTech Holdings, Inc. (NON)                                                                           574,940
         50,400  Ventiv Health, Inc. (NON)                                                                             1,159,200
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,413,802

Communications Equipment (3.6%)
--------------------------------------------------------------------------------------------------------------------------------
        170,500  Aspect Communications Corp. (NON)                                                                     1,774,905
         70,771  Comtech Telecommunications Corp. (NON)                                                                3,687,169
         31,000  F5 Networks, Inc. (NON)                                                                               1,565,190
         47,000  Harris Corp.                                                                                          1,534,550
         43,200  Inter-Tel, Inc.                                                                                       1,058,400
         42,600  Ixia, Inc. (NON)                                                                                        757,854
         81,800  Tekelec (NON)                                                                                         1,303,892
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,681,960

Computers (4.7%)
--------------------------------------------------------------------------------------------------------------------------------
         38,500  Anixter International, Inc.                                                                           1,391,775
         31,300  Avid Technology, Inc. (NON)                                                                           1,693,956
        126,200  Capitiva Software Corp. (NON)                                                                         1,366,746
         97,000  Catapult Communications Corp. (NON)                                                                   2,070,950
         68,900  Embarcadero Technologies, Inc. (NON)                                                                    454,051
         58,500  Intergraph Corp. (NON)                                                                                1,685,385
         20,500  j2 Global Communications, Inc. (NON)                                                                    703,355
         38,800  Netgear, Inc. (NON)                                                                                     585,492
         18,400  Open Solutions, Inc. (NON)                                                                              364,872
        565,200  Quantum Corp. (NON)                                                                                   1,644,732
         13,600  Stratasys, Inc. (NON)                                                                                   385,288
         19,400  Verint Systems, Inc. (NON)                                                                              677,836
        180,638  Western Digital Corp. (NON)                                                                           2,303,135
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      15,327,573

Consumer Finance (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        175,700  Metris Cos., Inc. (NON)                                                                               2,036,363
         21,800  Portfolio Recovery Associates, Inc. (NON)                                                               741,854
         31,030  World Acceptance Corp. (NON)                                                                            791,886
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,570,103

Consumer Goods (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         13,100  Jarden Corp. (NON)                                                                                      601,028
         25,800  Prestige Brands Holdings, Inc. (NON)                                                                    455,370
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,056,398

Consumer Services (2.2%)
--------------------------------------------------------------------------------------------------------------------------------
         32,500  Alliance Data Systems Corp. (NON)                                                                     1,313,000
         17,600  Getty Images, Inc. (NON)                                                                              1,251,536
        103,800  Labor Ready, Inc. (NON)                                                                               1,935,870
        246,200  Valueclick, Inc. (NON)                                                                                2,612,182
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,112,588

Distribution (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         22,400  Beacon Roofing Supply, Inc. (NON)                                                                       490,224
         59,400  LKQ Corp. (NON)                                                                                       1,192,158
        101,800  Smart & Final, Inc. (NON)                                                                             1,237,888
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,920,270

Distributors (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         22,000  Hughes Supply, Inc.                                                                                     654,500

Electrical Equipment (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         48,200  Baldor Electric Co.                                                                                   1,244,042
         43,500  BEI Technologies, Inc.                                                                                1,042,695
         62,900  Color Kinetics, Inc. (NON)                                                                              634,032
         80,200  WESCO International, Inc. (NON)                                                                       2,245,600
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,166,369

Electronics (4.0%)
--------------------------------------------------------------------------------------------------------------------------------
         91,300  Artesyn Technologies, Inc. (NON)                                                                        795,223
        121,400  Integrated Device Technology, Inc. (NON)                                                              1,460,442
         73,000  Komag, Inc. (NON)                                                                                     1,631,550
        327,300  Kulicke & Soffa Industries, Inc. (NON)                                                                2,058,717
        107,400  Omnivision Technologies, Inc. (NON)                                                                   1,627,110
         51,600  PLX Technology, Inc. (NON)                                                                              541,800
         54,400  SiRF Technology Holdings, Inc. (NON)                                                                    607,104
        116,300  Skyworks Solutions, Inc. (NON)                                                                          738,505
         53,300  Standard Microsystems Corp. (NON)                                                                       925,288
        137,900  Symmetricom, Inc. (NON)                                                                               1,529,311
         67,339  Volterra Semiconductor Corp. (NON)                                                                      909,077
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,824,127

Energy (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
         34,800  CAL Dive International, Inc. (NON)                                                                    1,576,440
         17,700  Core Laboratories NV (Netherlands) (NON)                                                                454,359
         47,900  Gulf Island Fabrication, Inc.                                                                         1,123,734
         55,500  Oceaneering International, Inc. (NON)                                                                 2,081,250
         86,800  Superior Energy Services (NON)                                                                        1,492,960
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,728,743

Energy (Oil Field) (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         53,100  Holly Corp.                                                                                           1,979,037

Engineering & Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        107,600  Perini Corp (NON)                                                                                     1,483,804

Entertainment (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
         84,700  Bluegreen Corp. (NON)                                                                                 1,088,395
         38,200  Great Wolf Resorts, Inc. (NON)                                                                          953,090
        142,100  Lions Gate Entertainment Corp. (Canada) (NON)                                                         1,570,205
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,611,690

Financial (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
         19,800  Archipelago Holdings, Inc. (NON)                                                                        350,460
         42,900  Encore Capital Group, Inc. (NON)                                                                        624,195
         28,300  Nasdaq Stock Market, Inc. (The) (NON)                                                                   302,810
         38,800  Spirit Finance Corp. (NON)                                                                              421,368
         47,500  Spirit Finance Corp. 144A (F)                                                                           515,850
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,214,683

Food (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
         63,200  7-Eleven, Inc. (NON)                                                                                  1,518,064

Forest Products and Packaging (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         41,400  Silgan Holdings, Inc.                                                                                 2,690,172

Gaming & Lottery (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         34,800  Ameristar Casinos, Inc.                                                                               1,902,864

Health Care Services (6.2%)
--------------------------------------------------------------------------------------------------------------------------------
         40,100  Amedisys, Inc. (NON)                                                                                  1,213,025
         31,900  America Service Group, Inc. (NON)                                                                       705,947
         22,400  American Healthways, Inc. (NON)                                                                         739,648
         21,700  AMERIGROUP Corp. (NON)                                                                                  793,352
         54,300  Bioenvision, Inc. (NON)                                                                                 312,225
         25,500  Centene Corp. (NON)                                                                                     764,745
         35,155  Coventry Health Care, Inc. (NON)                                                                      2,395,462
         39,600  Genesis HealthCare Corp. (NON)                                                                        1,698,444
         65,400  Healthcare Services Group, Inc.                                                                       1,585,950
         32,300  LifePoint Hospitals, Inc. (NON)                                                                       1,416,032
         16,300  Matria Healthcare, Inc. (NON)                                                                           500,573
         36,200  National Medical Health Card Systems, Inc. (NON)                                                        836,944
         22,900  NitroMed, Inc. (NON)                                                                                    396,399
         24,100  Option Care, Inc.                                                                                       496,219
         32,700  Province Healthcare Co. (NON)                                                                           787,743
         38,800  Psychiatric Solutions, Inc. (NON)                                                                     1,784,800
         11,800  Quality Systems, Inc.                                                                                   499,612
         33,400  Sierra Health Services, Inc. (NON)                                                                    2,132,256
         20,700  United Surgical Partners International, Inc. (NON)                                                      947,439
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      20,006,815

Homebuilding (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         13,800  Meritage Homes Corp. (NON)                                                                              813,096
          2,550  NVR, Inc. (NON)                                                                                       2,001,750
         28,400  Ryland Group, Inc. (The)                                                                              1,761,368
          6,500  William Lyon Homes, Inc. (NON)                                                                          498,550
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,074,764

Household Furniture and Appliances (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
          9,588  Genlyte Group, Inc. (The) (NON)                                                                         862,632

Insurance (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         26,700  Zenith National Insurance Corp.                                                                       1,384,662

Investment Banking/Brokerage (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         22,021  GFI Group, Inc. (NON)                                                                                   590,823
         10,700  Greenhill & Co., Inc.                                                                                   383,060
         55,800  Investment Technology Group, Inc. (NON)                                                                 976,500
         85,700  LaBranche & Company, Inc. (NON)                                                                         797,010
         11,500  National Financial Partners Corp.                                                                       457,700
         46,300  optionsXpress Holdings, Inc. (NON)                                                                      749,597
         41,400  SWS Group, Inc.                                                                                         663,642
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,618,332

Leisure (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         37,750  Marine Products Corp.                                                                                   634,578
         21,100  MarineMax, Inc. (NON)                                                                                   657,898
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,292,476

Lodging/Tourism (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         99,000  La Quinta Corp. (NON)                                                                                   841,500

Machinery (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         24,500  3D Systems Corp. (NON)                                                                                  462,315
         12,100  Bucyrus International, Inc. Class A                                                                     472,626
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         934,941

Manufacturing (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
         36,760  Flowserve Corp. (NON)                                                                                   950,981
         27,800  IDEX Corp.                                                                                            1,121,730
         61,900  Standex International Corp.                                                                           1,689,870
         26,713  York International Corp.                                                                              1,046,615
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,809,196

Medical Technology (8.3%)
--------------------------------------------------------------------------------------------------------------------------------
         60,300  Adeza Biomedical Corp. (NON)                                                                            734,454
         38,300  Atherogenics, Inc. (NON)                                                                                501,347
         19,400  Biosite, Inc. (NON)                                                                                   1,009,382
         63,400  Dade Behring Holdings, Inc. (NON)                                                                     3,736,162
         69,800  Digirad Corp. (NON)                                                                                     540,950
        100,000  DJ Orthopedics, Inc. (NON)                                                                            2,505,000
         79,300  Epix Pharmaceuticals, Inc. (NON)                                                                        555,100
         50,800  Haemonetics Corp. (NON)                                                                               2,141,728
        111,800  Immucor, Inc. (NON)                                                                                   3,375,242
         21,600  Kinetic Concepts, Inc. (NON)                                                                          1,288,440
         43,400  Palomar Medical Technologies, Inc. (NON)                                                              1,170,498
         28,300  Respironics, Inc. (NON)                                                                               1,649,041
         94,200  Sybron Dental Specialties, Inc. (NON)                                                                 3,381,780
         39,600  Symmetry Medical, Inc. (NON)                                                                            753,192
         23,800  Varian Medical Systems, Inc. (NON)                                                                      815,864
         49,600  Ventana Medical Systems, Inc. (NON)                                                                   1,858,016
         74,300  Vnus Medical Technologies, Inc. (NON)                                                                   860,394
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      26,876,590

Metals (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         91,500  AK Steel Holding Corp. (NON)                                                                          1,011,990
         27,400  Century Aluminum Co. (NON)                                                                              829,124
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,841,114

Office Equipment & Supplies (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         27,860  Global Imaging Systems, Inc. (NON)                                                                      987,916
         22,400  Middleby Corp. (The)                                                                                  1,106,560
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,094,476

Oil & Gas (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
         27,100  Denbury Resources, Inc. (NON)                                                                           954,733
         13,400  Frontier Oil Corp.                                                                                      485,884
         19,500  Houston Exploration Co. (NON)                                                                         1,110,525
         49,400  KCS Energy, Inc. (NON)                                                                                  758,784
         21,600  Newfield Exploration Co. (NON)                                                                        1,604,016
          7,600  Petroleum Development Corp. (NON)                                                                       286,444
         39,100  Pioneer Drilling Co. (NON)                                                                              538,407
         25,300  Southwestern Energy Co. (NON)                                                                         1,436,028
         34,000  W-H Energy Services, Inc. (NON)                                                                         813,620
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,988,441

Pharmaceuticals (3.9%)
--------------------------------------------------------------------------------------------------------------------------------
         13,100  American Pharmaceutical Partners, Inc. (NON)                                                            677,794
         45,990  Bradley Pharmaceuticals, Inc. (NON)                                                                     439,664
         40,600  Conor Medsystems, Inc. (NON)                                                                            661,374
         78,200  First Horizon Pharmaceutical Corp. (NON)                                                              1,320,016
        157,700  Ista Pharmaceuticals, Inc. (NON)                                                                      1,558,076
         13,300  Kos Pharmaceuticals, Inc. (NON)                                                                         554,344
        127,200  Penwest Pharmaceuticals Co. (NON)                                                                     1,572,192
         20,000  Penwest Pharmaceuticals Co. (Private) (NON) (F)                                                         247,200
        174,231  Salix Pharmaceuticals, Ltd. (NON)                                                                     2,873,069
         48,500  United Therapeutics Corp. (NON)                                                                       2,216,208
         28,000  Vicuron Pharmaceuticals, Inc. (NON)                                                                     441,280
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,561,217

Real Estate (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
         77,800  Brookfield Homes Corp.                                                                                3,283,938
         24,500  Global Signal, Inc. (R)                                                                                 734,020
         50,000  LaSalle Hotel Properties (R)                                                                          1,452,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,470,458

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         14,600  Red Robin Gourmet Burgers, Inc. (NON)                                                                   743,286

Retail (5.6%)
--------------------------------------------------------------------------------------------------------------------------------
         56,500  Aeropostale, Inc. (NON)                                                                               1,850,375
         24,900  Barnes & Noble, Inc. (NON)                                                                              858,801
         59,000  BJ's Wholesale Club, Inc. (NON)                                                                       1,832,540
         40,600  Borders Group, Inc.                                                                                   1,080,772
         93,150  Coldwater Creek, Inc. (NON)                                                                           1,721,412
         49,100  Finish Line Class A                                                                                   1,136,665
         65,900  Genesco, Inc. (NON)                                                                                   1,872,878
         16,400  Guitar Center, Inc. (NON)                                                                               899,212
         36,400  Nash Finch Co.                                                                                        1,382,836
        116,800  Pantry, Inc. (The) (NON)                                                                              3,617,296
         58,600  Rent-Way, Inc. (NON)                                                                                    480,520
         58,500  West Marine, Inc. (NON)                                                                               1,243,710
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,977,017

Schools (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         23,400  Universal Technical Institute, Inc. (NON)                                                               861,120

Semiconductor (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
         79,700  Brooks Automation, Inc. (NON)                                                                         1,209,846
         26,700  Cognex Corp.                                                                                            664,296
         59,800  Lam Research Corp. (NON)                                                                              1,725,828
        147,100  Photronics, Inc. (NON)                                                                                2,662,510
         55,100  PowerDsine, Ltd. (Israel) (NON)                                                                         563,673
         30,500  Rofin-Sinar Technologies, Inc. (NON)                                                                    980,270
         14,600  Tessera Technologies, Inc. (NON)                                                                        631,158
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,437,581

Shipping (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         12,200  Arkansas Best Corp.                                                                                     460,916
         22,600  DryShips, Inc. (Greece) (NON)                                                                           440,474
         46,875  Heartland Express, Inc.                                                                                 897,656
         29,200  J. B. Hunt Transport Services, Inc.                                                                   1,278,084
         18,800  Knight Transportation, Inc.                                                                             463,796
         12,400  Old Dominion Freight Line (NON)                                                                         386,260
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       3,927,186

Software (3.4%)
--------------------------------------------------------------------------------------------------------------------------------
         29,000  ANSYS, Inc. (NON)                                                                                       992,090
         26,700  Autodesk, Inc.                                                                                          794,592
         83,900  Blackboard, Inc. (NON)                                                                                1,463,216
         84,400  Epicor Software Corp. (NON)                                                                           1,105,640
         25,000  FileNET Corp. (NON)                                                                                     569,500
         35,300  Kronos, Inc. (NON)                                                                                    1,804,183
         98,000  Matrixone, Inc. (NON)                                                                                   467,460
         26,800  MicroStrategy, Inc. (NON)                                                                             1,454,436
        132,200  S1 Corp. (NON)                                                                                          917,468
         27,600  SYNNEX Corp. (NON)                                                                                      480,792
         49,000  WebEx Communications, Inc. (NON)                                                                      1,057,910
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      11,107,287

Staffing (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        112,000  Hudson Highland Group, Inc. (NON)                                                                     1,914,080

Technology (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        521,900  ON Semiconductor Corp. (NON)                                                                          2,061,505

Technology Services (5.5%)
--------------------------------------------------------------------------------------------------------------------------------
         55,000  Acxiom Corp.                                                                                          1,151,150
         28,400  Arbinet Holdings, Inc. (NON)                                                                            541,020
        235,800  DiamondCluster International, Inc. Class A (NON)                                                      3,796,380
         32,700  Digital River, Inc. (NON)                                                                             1,018,930
         53,600  Fastclick, Inc. (NON)                                                                                   643,200
         99,900  Ingram Micro, Inc. Class A (NON)                                                                      1,665,333
        197,000  Jupitermedia Corp. (NON)                                                                              3,055,470
         57,600  MTS Systems Corp.                                                                                     1,672,128
         50,800  Overland Storage, Inc. (NON)                                                                            745,744
        100,000  RSA Security, Inc. (NON)                                                                              1,585,000
        180,900  Sapient Corp. (NON)                                                                                   1,328,711
         19,200  SI International, Inc. (NON)                                                                            530,496
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      17,733,562

Telecommunications (2.6%)
--------------------------------------------------------------------------------------------------------------------------------
        126,300  Boston Communications Group (NON)                                                                       899,256
         32,400  Commonwealth Telephone Enterprises, Inc. (NON)                                                        1,527,336
         41,800  NII Holdings, Inc. (NON)                                                                              2,403,500
        318,900  Premiere Global Services, Inc. (NON)                                                                  3,609,948
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,440,040

Textiles (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
         48,300  Cherokee, Inc.                                                                                        1,617,084
        114,700  K-Swiss, Inc. Class A                                                                                 3,788,541
         41,400  Wolverine World Wide, Inc.                                                                              887,202
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,292,827

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         10,950  UTI Worldwide, Inc.                                                                                     760,478

Trucks & Parts (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         39,200  Commercial Vehicle Group, Inc. (NON)                                                                    784,000

Waste Management (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         43,200  Casella Waste Systems, Inc. Class A (NON)                                                               571,536
         40,900  Waste Connections, Inc. (NON)                                                                         1,421,275
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,992,811
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $277,485,750)                                                           $321,434,042
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (0.6%) (a) (cost $1,910,543)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
     $1,910,543  Putnam Prime Money Market Fund (e)                                                                   $1,910,543
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $279,396,293) (b)                                                          $323,344,585
================================================================================================================================




Putnam Small Cap Growth Fund
-------------------------------------------------------------------------------
Written options outstanding at March 31, 2005 (Unaudited)
(premiums received $43,555)

Contract                                        Expiration date/
amount                                              strike price        Value
-------------------------------------------------------------------------------
48,086    AK Steel Holding Corp. (Put)             Apr 05/$11.07      $33,175
 4,362    F5 Networks, Inc. (Put)                  Apr 05/$45.36        5,671
 5,018    Meritage Homes Corp. (Call)              Apr 05/$68.89          246
15,585    Steel Dynamics, Inc. (Put)               Apr 05/$36.44       45,673
-------------------------------------------------------------------------------
                                                                      $84,765
===============================================================================


NOTES

(a) Percentages indicated are based on net assets of $323,859,254.

(b) The aggregate identified cost on a tax basis is $279,677,522, resulting in gross unrealized appreciation and depreciation of $58,382,267 and $14,715,204, respectively, or net unrealized appreciation of $43,667,063.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income and totaled $82,981 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $100,186,042 and $105,103,952, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: May 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: May 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: May 27, 2005